Long-term debt - Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Revolving credit facility	$ 192,099	$ 150,000
Unamortized discount on banker's acceptances	(220)	(2,050)
Long-term debt, net	191,879	147,950
Current portion	0	0
Non-current portion	191,879	147,950
Long-term debt	$ 191,879	$ 147,950	$ 410,435